L3HARRIS' MILITARY TRAINING BUSINESS (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combinations
The determination of the fair value of the net assets acquired and liabilities assumed arising from the acquisitions are as follows:

Total
Current assets, excluding cash on hand	$128.8
Current liabilities	(132.5)
Property, plant and equipment	8.5
Right-of-use assets	62.6
Intangible assets	219.8
Investment in equity accounted investees	4.1
Deferred tax	0.7
Other non-current assets	0.5
Long-term debt, including current portion	(73.0)
Other non-current liabilities	(20.1)
Fair value of net assets acquired, excluding cash acquired	$199.4
Cash acquired	6.0
Total purchase consideration	$205.4
Net short-term payable	(1.1)
Settlement of pre-existing relationship	(0.3)
Fair value of long-term contingent cash consideration payable	(11.5)
Total cash consideration paid on acquisition date	$192.5
As the funds were not directly received by the Company, they were not presented in the consolidated statement of cash flows.

As at March 31
2021
Gross proceeds	$700.0
Interest earned on escrowed proceeds	0.1
Restricted funds for subscription receipts deposit	$700.1
Accrued commitment fee	14.0
Liabilities for subscription receipts	$714.1